Consolidated Statement of Changes in Stockholder's Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019
Beginning balance, shares at Dec. 31, 2019
Issued share	$ 100							100
Issued share, shares	100
Net income (Loss)						(9,002)		(9,002)
Appropriation to merger reserves					(1,726)			(1,726)
Foreign currency translation adjustments				(107)				(107)
Other Reserve
Ending balance, value at Dec. 31, 2020	$ 100			(107)	(1,726)	(9,002)		(10,735)
Ending balance, shares at Dec. 31, 2020	100
Issued share	$ 22,900		315,213					338,113
Issued share, shares	229,000,001
Net income (Loss)						(333,871)	3,188	(330,683)
Foreign currency translation adjustments				(7,845)			(227)	(8,072)
Other Reserve							(4,787)	(4,787)
Merger acquisition adjustment								(100)
Merger acquisition adjustment, shares	(100)
Non-controlling shares interest							(4,787)	(4,787)
Ending balance, value at Dec. 31, 2021	$ 22,900		315,213	(7,952)	(1,726)	(342,873)	(1,826)	(16,264)
Ending balance, shares at Dec. 31, 2021	229,000,001
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13		$ 973,092						973,092
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13, shares		2,124,058
Net income (Loss)						(452,929)	27,803	(425,126)
Foreign currency translation adjustments				(32,701)			(769)	(33,470)
Ending balance, value at Jun. 30, 2022	$ 22,900	$ 973,092	$ 315,213	$ (40,653)	$ (1,726)	$ (795,802)	$ 25,208	$ 498,232
Ending balance, shares at Jun. 30, 2022	229,000,001	2,124,058